6. Trade accounts receivable (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
TradeAccountsReceivableLineLineItems [Line Items]
Trade receivables gross	R$ 3,656,044	R$ 3,031,808
Current [Member]
TradeAccountsReceivableLineLineItems [Line Items]
Trade receivables gross	2,459,315	2,028,983
Past due for up to 30 days [Member]
TradeAccountsReceivableLineLineItems [Line Items]
Trade receivables gross	308,744	271,560
Past due for up to 60 days [Member]
TradeAccountsReceivableLineLineItems [Line Items]
Trade receivables gross	144,309	113,584
Past due for up to 90 days [Member]
TradeAccountsReceivableLineLineItems [Line Items]
Trade receivables gross	117,759	109,568
Past due for more than 90 days [Member]
TradeAccountsReceivableLineLineItems [Line Items]
Trade receivables gross	R$ 625,917	R$ 508,113